Investment Objectives and Goals - VanEck EM Focus Inflation Bond ETF	12 Months Ended
Sep. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	EM Focus Inflation Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck EM Focus Inflation Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the FTSE Emerging Markets Focused International Inflation-Linked Securities Index (the “Inflation-Linked Index” or “Index”).